Commitments and Contingencies - Components Of Lease Cost (Details) - A Place For Rover INC - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lessee Lease Description [Line Items]
Operating lease cost	$ 983	$ 1,965
Short-term lease cost	59	118
Sublease income	(174)	(344)	$ (700)	$ (700)	$ (100)
Total lease cost	$ 868	$ 1,739